AmericaFirst Quantitative Funds

AmericaFirst Quantitative Strategies Fund

AmericaFirst Absolute Return Fund

AmericaFirst Income Trends Fund

AmericaFirst Defensive Growth Fund

AmericaFirst Seasonal Trends Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericFirst Quantitative Strategies Fund, AmericaFirst Absolute Return Fund, AmericaFirst Income Trends Fund, AmericaFirst Defensive Growth Fund and AmericaFirst Seasonal Trends Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 5, 2014 (Accession Number: 0000910472-14-004886).